Exhibit 99.1

World Omni Auto Receivables Trust 2022-B
Monthly Servicer Certificate
August 31, 2025

Dates Covered
Collections Period	08/01/25 - 08/31/25
Interest Accrual Period	08/15/25 - 09/14/25
30/360 Days	30
Actual/360 Days	31
Distribution Date	09/15/25

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 07/31/25	188,515,387.91	14,707
Yield Supplement Overcollateralization Amount 07/31/25	8,384,282.33	0
Receivables Balance 07/31/25	196,899,670.24	14,707
Principal Payments	10,373,918.91	322
Defaulted Receivables	256,750.29	18
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 08/31/25	7,691,791.96	0
Pool Balance at 08/31/25	178,577,209.08	14,367

Pool Statistics	$ Amount	# of Accounts
Pool Factor	17.18%
Prepayment ABS Speed	1.08%
Aggregate Starting Principal Balance	1,083,969,917.66	44,920

Delinquent Receivables:
Past Due 31-60 days	5,089,020.22	278
Past Due 61-90 days	1,295,262.40	75
Past Due 91-120 days	384,998.07	22
Past Due 121+ days	0.00	0
Total	6,769,280.69	375

Total 31+ Delinquent as % Aggregate Ending Principal Balance	3.63%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.90%
Delinquency Trigger Occurred	NO

Recoveries	305,752.25
Aggregate Net Losses/(Gains) - August 2025	(49,001.96)
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	-0.30%
Prior Net Losses/(Gains) Ratio	-0.25%
Second Prior Net Losses/(Gains) Ratio	0.59%
Third Prior Net Losses/(Gains) Ratio	0.01%
Four Month Average	0.01%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.57%

Overcollateralization Target Amount	4,915,858.40
Actual Overcollateralization	4,915,858.40
Weighted Average Contract Rate	4.65%
Weighted Average Contract Rate, Yield Adjusted	8.37%
Weighted Average Remaining Term	28.45

Flow of Funds	$ Amount
Collections	11,431,211.74
Investment Earnings on Cash Accounts	19,138.51
Servicing Fee	(164,083.06)
Transfer to Collection Account	-
Available Funds	11,286,267.19

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	391,642.31
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	87,516.67
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	44,987.50
(7) Noteholders' Third Priority Principal Distributable Amount	5,022,320.43
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	4,915,858.40
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	823,941.88

Total Distributions of Available Funds	11,286,267.19

Servicing Fee	164,083.06
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	938,920,000.00
Original Class B	29,500,000.00
Original Class C	14,750,000.00

Total Class A, B, & C
Note Balance @ 08/15/25	183,599,529.51
Principal Paid	9,938,178.83
Note Balance @ 09/15/25	173,661,350.68

Class A-1
Note Balance @ 08/15/25	0.00
Principal Paid	0.00
Note Balance @ 09/15/25	0.00
Note Factor @ 09/15/25	0.0000000%

Class A-2a
Note Balance @ 08/15/25	0.00
Principal Paid	0.00
Note Balance @ 09/15/25	0.00
Note Factor @ 09/15/25	0.0000000%

Class A-2b
Note Balance @ 08/15/25	0.00
Principal Paid	0.00
Note Balance @ 09/15/25	0.00
Note Factor @ 09/15/25	0.0000000%

Class A-3
Note Balance @ 08/15/25	49,429,529.51
Principal Paid	9,938,178.83
Note Balance @ 09/15/25	39,491,350.68
Note Factor @ 09/15/25	14.8463724%

Class A-4
Note Balance @ 08/15/25	89,920,000.00
Principal Paid	0.00
Note Balance @ 09/15/25	89,920,000.00
Note Factor @ 09/15/25	100.0000000%

Class B
Note Balance @ 08/15/25	29,500,000.00
Principal Paid	0.00
Note Balance @ 09/15/25	29,500,000.00
Note Factor @ 09/15/25	100.0000000%

Class C
Note Balance @ 08/15/25	14,750,000.00
Principal Paid	0.00
Note Balance @ 09/15/25	14,750,000.00
Note Factor @ 09/15/25	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	524,146.48
Total Principal Paid	9,938,178.83
Total Paid	10,462,325.31

Class A-1
Coupon	1.54800%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	2.77000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month SOFR	4.34270%
Coupon	4.91270%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	3.25000%
Interest Paid	133,871.64
Principal Paid	9,938,178.83
Total Paid to A-3 Holders	10,072,050.47

Class A-4
Coupon	3.44000%
Interest Paid	257,770.67
Principal Paid	0.00
Total Paid to A-4 Holders	257,770.67

Class B
Coupon	3.56000%
Interest Paid	87,516.67
Principal Paid	0.00
Total Paid to B Holders	87,516.67

Class C
Coupon	3.66000%
Interest Paid	44,987.50
Principal Paid	0.00
Total Paid to C Holders	44,987.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.5331189
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	10.1083015
Total Distribution Amount	10.6414204

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.5032768
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	37.3615745
Total A-3 Distribution Amount	37.8648513

A-4 Interest Distribution Amount	2.8666667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.8666667

B Interest Distribution Amount	2.9666668
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.9666668

C Interest Distribution Amount	3.0500000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	3.0500000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	505.36
Noteholders' Principal Distributable Amount	494.64

Account Balances	$ Amount
Reserve Account
Balance as of 08/15/25	4,915,858.40
Investment Earnings	17,734.19
Investment Earnings Paid	(17,734.19)
Deposit/(Withdrawal)	-
Balance as of 09/15/25	4,915,858.40
Change	-

Required Reserve Amount	4,915,858.40

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$1,491,239.99	$1,634,076.92	1,596,192.84
Number of Extensions	85	92	86
Ratio of extensions to Beginning of Period Receivables Balance	0.76%	0.79%	0.73%